Events after the reporting period (Details) € in Millions, $ in Millions	Mar. 18, 2024	Feb. 02, 2024 USD ($)	Feb. 02, 2024 EUR (€)	Aug. 16, 2023 USD ($)	Aug. 16, 2023 EUR (€)	Sep. 30, 2022 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2022 EUR (€)
Debt financing agreement due 2027
Disclosure of non-adjusting events after reporting period [line items]
Borrowing facilities, maximum borrowing capacity						$ 100.0	$ 60.0	€ 54.0
Amended debt financing agreement due 2028
Disclosure of non-adjusting events after reporting period [line items]
Borrowing facilities, maximum borrowing capacity				$ 100.0	€ 90.0
Other disposals of assets
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sale of priority review voucher		$ 103.0	€ 95.0
Major debt financing agreement | Amended debt financing agreement due 2028
Disclosure of non-adjusting events after reporting period [line items]
Borrowing facilities, extended interest-only period	18 months